Braskem Idesa Borrowings (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 10,511	R$ 10,502
2028 [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	466
2029 [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	4,290	4,338
2032 [Member]
IfrsStatementLineItems [Line Items]
Original Long-Term Maturities	R$ 5,755	R$ 6,164